Revenues (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Segment Revenues [Abstract]
Total consolidated revenue		$ 1,753,576	$ 1,218,647	$ 1,683,056
Maritime [Member] | Offshore Vessels [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		803,027	462,801	527,571
Maritime [Member] | Parcel Tankers [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		193,943	246,291	351,539
Maritime [Member] | Fuel Oil Transportation [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		264,742	57,220	0
Maritime [Member] | Shipping Agencies [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		1,497	29,217	31,379
Maritime [Member] | Commercialization of Hydrocarbons [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		19,785	0	0
Maritime [Member] | Maritime Administration Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	[1]	0	0	16,343
Maritime [Member] | Bulk Carrier [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	[2]	0	0	304,269
Maritime Infrastructure [Member] | Shipyard [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		262,220	200,496	118,441
Logistics, Ports and Terminals [Member] | Intermodal Terminal [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		39,876	37,991	38,910
Logistics, Ports and Terminals [Member] | Repair of Containers [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		3,471	21,008	110,966
Logistics, Ports and Terminals [Member] | Automotive Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		12,389	8,036	5,442
Logistics, Ports and Terminals [Member] | Port Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		6,206	6,080	5,659
Warehousing and Other Businesses [Member] | Warehousing [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		$ 146,420	$ 149,507	$ 172,537

[1]	As discussed in Note 4.19, the contract that Grupo TMM had as maritime administrator with Marítima del Golfo was terminated on August, 2022.
[2]	The merchandise transportation operation contract terminated in the first quarter of 2023.